Leases - Schedule of Remaining Contractual Maturities (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2027	$ 408,000	$ 52,041
2028	136,000	17,347
Total future lease payments	544,000	69,388
Less: imputed interest	(11,389)	(1,453)
Present value of lease liabilities	$ 532,611	$ 67,935	$ 134,352